Supplementary Insurance Information	12 Months Ended
Dec. 31, 2015
Supplementary Insurance Information

Schedule II

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Supplementary Insurance Information

Years ended December 31, 2015, 2014, and 2013

(In thousands)

	December 31					Year ended December 31
	Deferred acquisition costs	Deferred sales inducements	Account balances and future benefit reserves	Unearned premiums	Policy and contract claims	Net premium and policy fees	Interest and similar income, net	Net benefits	Net change in deferred sales inducements*	Net change in deferred acquisition costs**	Other operating expenses
2015:
Annuities	$131,754	21,148	738,333	—	—	65,603	25,378	81,285	412	(8,687)	41,145
Other	2,620	—	24,653	1,571	4,157	3,267	2,009	5,814	—	522	647

	$134,374	21,148	762,986	1,571	4,157	68,870	27,387	87,099	412	(8,165)	41,792

2014:
Annuities	$115,271	19,510	670,265	—	—	58,728	27,293	140,536	(1,579)	(15,088)	38,886
Other	3,048	—	20,746	1,518	2,787	2,988	1,566	4,936	—	24	903

	$118,319	19,510	691,011	1,518	2,787	61,716	28,859	145,472	(1,579)	(15,064)	39,789

2013:
Annuities	$100,897	18,345	561,358	—	—	47,281	28,562	(44,376)	2,342	(6,440)	34,595
Other	3,105	—	16,762	1,559	1,528	3,452	1,073	3,931	—	277	924

	$104,002	18,345	578,120	1,559	1,528	50,733	29,635	(40,445)	2,342	(6,163)	35,519

*	See note 8 for aggregate gross amortization of deferred sales inducements.
**	See note 7 for aggregate gross amortization of deferred acquisition costs.

See accompanying report of independent registered public accounting firm.